UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2016

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.1%
NT Core Equity Plus Fund Institutional Class	4,086,811	55,008,481
NT Disciplined Growth Fund Institutional Class	2,794,515	27,498,031
NT Equity Growth Fund Institutional Class	15,932,451	183,382,514
NT Growth Fund Institutional Class	5,602,519	81,908,823
NT Heritage Fund Institutional Class	3,296,369	40,578,307
NT Large Company Value Fund Institutional Class	15,664,862	175,133,155
NT Mid Cap Value Fund Institutional Class	6,497,668	83,170,152
NT Small Company Fund Institutional Class	4,152,933	35,964,396
		682,643,859
Domestic Fixed Income Funds — 33.1%
High-Yield Fund Institutional Class	12,360,587	70,208,135
Inflation-Adjusted Bond Fund Institutional Class	2,346,675	27,995,838
NT Diversified Bond Fund Institutional Class	36,438,362	397,906,913
Short Duration Inflation Protection Bond Fund Institutional Class	10,874,417	112,767,709
		608,878,595
International Fixed Income Funds — 12.0%
Global Bond Fund Institutional Class	12,543,567	129,324,178
International Bond Fund Institutional Class	7,157,494	91,830,644
		221,154,822
Money Market Funds — 10.1%
U.S. Government Money Market Fund Investor Class	184,512,411	184,512,411
International Equity Funds — 7.7%
NT Global Real Estate Fund Institutional Class	1,889,525	17,950,486
NT International Growth Fund Institutional Class	8,261,267	82,116,996
NT International Value Fund Institutional Class	4,733,816	41,846,933
		141,914,415
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,683,641,497)		1,839,104,102
OTHER ASSETS AND LIABILITIES†		70,708
TOTAL NET ASSETS — 100.0%		$1,839,174,810

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,717,361,551
Gross tax appreciation of investments	$134,498,554
Gross tax depreciation of investments	(12,756,003)
Net tax appreciation (depreciation) of investments	$121,742,551

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$58,221,095	$291,630	$2,895,258	$(152,741)	$—	$55,008,481
NT Disciplined Growth Fund	29,532,355	80,187	1,667,827	6,986	—	27,498,031
NT Equity Growth Fund	192,466,140	2,767,885	8,795,497	(249,096)	740,121	183,382,514
NT Growth Fund	87,117,199	863,912	3,651,501	192,305	—	81,908,823
NT Heritage Fund	43,893,713	663,102	1,971,815	54,336	—	40,578,307
NT Large Company Value Fund	182,391,552	4,024,682	9,772,235	(287,625)	791,874	175,133,155
NT Mid Cap Value Fund	87,086,178	847,711	4,048,259	76,958	266,639	83,170,152
NT Small Company Fund	39,041,213	660,598	2,484,703	(257,173)	151,182	35,964,396
High-Yield Fund	73,232,751	1,017,528	5,321,886	(489,236)	970,288	70,208,135
Inflation-Adjusted Bond Fund	28,820,815	—	768,870	9,071	—	27,995,838
NT Diversified Bond Fund	413,765,492	9,566,000	19,190,014	(24,459)	2,243,468	397,906,913
Short Duration Inflation Protection Bond Fund	115,146,111	2,122,369	5,089,955	(28,767)	—	112,767,709
Global Bond Fund	132,677,047	2,451,917	4,465,762	92,345	—	129,324,178
International Bond Fund	95,749,278	3,828,320	3,906,709	(216,054)	—	91,830,644
U.S. Government Money Market Fund	189,203,377	3,510,561	8,201,527	—	19,343	184,512,411
NT Global Real Estate Fund	20,156,502	367,924	863,538	19,370	—	17,950,486
NT International Growth Fund	88,084,685	2,653,390	8,084,345	(706,081)	—	82,116,996
NT International Value Fund	43,406,874	178,432	3,401,547	(427,764)	—	41,846,933
	$1,919,992,377	$35,896,148	$94,581,248	$(2,387,625)	$5,182,915	$1,839,104,102

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
October 31, 2016

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.5%
NT Core Equity Plus Fund Institutional Class	4,210,898	56,678,682
NT Disciplined Growth Fund Institutional Class	3,355,365	33,016,791
NT Equity Growth Fund Institutional Class	16,023,801	184,433,953
NT Growth Fund Institutional Class	6,490,037	94,884,340
NT Heritage Fund Institutional Class	4,184,609	51,512,539
NT Large Company Value Fund Institutional Class	16,147,002	180,523,480
NT Mid Cap Value Fund Institutional Class	7,465,094	95,553,201
NT Small Company Fund Institutional Class	3,941,435	34,132,827
		730,735,813
Domestic Fixed Income Funds — 32.3%
High-Yield Fund Institutional Class	12,530,863	71,175,304
Inflation-Adjusted Bond Fund Institutional Class	3,856,237	46,004,903
NT Diversified Bond Fund Institutional Class	36,458,263	398,124,234
Short Duration Inflation Protection Bond Fund Institutional Class	9,338,525	96,840,500
		612,144,941
International Fixed Income Funds — 11.3%
Global Bond Fund Institutional Class	12,169,937	125,472,051
International Bond Fund Institutional Class	6,942,375	89,070,667
		214,542,718
International Equity Funds — 9.5%
NT Emerging Markets Fund Institutional Class	1,421,342	15,336,281
NT Global Real Estate Fund Institutional Class	2,318,690	22,027,556
NT International Growth Fund Institutional Class	8,876,204	88,229,471
NT International Small-Mid Cap Fund Institutional Class	384,108	3,940,944
NT International Value Fund Institutional Class	5,780,574	51,100,273
		180,634,525
Money Market Funds — 8.4%
U.S. Government Money Market Fund Investor Class	159,868,981	159,868,981
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,767,443,965)		1,897,926,978
OTHER ASSETS AND LIABILITIES†		14,479
TOTAL NET ASSETS — 100.0%		$1,897,941,457

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,785,671,832
Gross tax appreciation of investments	$122,262,908
Gross tax depreciation of investments	(10,007,762)
Net tax appreciation (depreciation) of investments	$112,255,146

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$58,137,314	$742,849	$1,495,382	$(85,696)	$—	$56,678,682
NT Disciplined Growth Fund	34,438,152	133,680	1,019,213	8,107	—	33,016,791
NT Equity Growth Fund	189,158,552	4,297,757	5,936,838	(232,360)	730,841	184,433,953
NT Growth Fund	99,829,619	1,671,660	3,834,512	207,400	—	94,884,340
NT Heritage Fund	55,403,276	1,126,937	2,440,066	104,996	—	51,512,539
NT Large Company Value Fund	183,414,460	5,712,589	6,852,096	(112,214)	802,128	180,523,480
NT Mid Cap Value Fund	96,102,526	1,538,961	1,331,106	21,542	298,994	95,553,201
NT Small Company Fund	35,997,279	853,823	1,427,782	(152,784)	140,565	34,132,827
High-Yield Fund	70,783,884	1,596,077	2,170,696	(203,995)	967,212	71,175,304
Inflation-Adjusted Bond Fund	46,943,912	666,604	1,550,723	(19,300)	—	46,004,903
NT Diversified Bond Fund	399,031,479	16,851,275	11,629,645	(43,826)	2,205,793	398,124,234
Short Duration Inflation Protection Bond Fund	93,321,085	4,289,330	1,256,107	(5,749)	—	96,840,500
Global Bond Fund	123,687,996	4,273,402	1,277,927	3,094	—	125,472,051
International Bond Fund	89,188,899	5,419,864	1,676,697	(80,160)	—	89,070,667
NT Emerging Markets Fund	17,726,743	75,634	2,943,975	222,569	—	15,336,281
NT Global Real Estate Fund	23,787,258	1,141,065	876,288	21,817	—	22,027,556
NT International Growth Fund	90,994,794	3,457,497	5,202,700	(304,770)	—	88,229,471
NT International Small-Mid Cap Fund	4,670,347	—	628,155	37,291	—	3,940,944
NT International Value Fund	51,894,421	892,512	3,607,766	(425,802)	—	51,100,273
U.S. Government Money Market Fund	155,720,430	7,588,796	3,440,245	—	16,519	159,868,981
	$1,920,232,426	$62,330,312	$60,597,919	$(1,039,840)	$5,162,052	$1,897,926,978

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2016

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.1%
NT Core Equity Plus Fund Institutional Class	6,107,776	82,210,671
NT Disciplined Growth Fund Institutional Class	5,873,787	57,798,067
NT Equity Growth Fund Institutional Class	22,575,310	259,841,814
NT Growth Fund Institutional Class	10,677,953	156,111,680
NT Heritage Fund Institutional Class	8,252,416	101,587,246
NT Large Company Value Fund Institutional Class	23,979,212	268,087,590
NT Mid Cap Value Fund Institutional Class	12,394,518	158,649,836
NT Small Company Fund Institutional Class	5,089,162	44,072,145
		1,128,359,049
Domestic Fixed Income Funds — 30.8%
High-Yield Fund Institutional Class	17,168,272	97,515,783
Inflation-Adjusted Bond Fund Institutional Class	8,470,197	101,049,447
NT Diversified Bond Fund Institutional Class	50,564,690	552,166,412
Short Duration Inflation Protection Bond Fund Institutional Class	9,225,075	95,664,030
		846,395,672
International Equity Funds — 12.0%
NT Emerging Markets Fund Institutional Class	4,625,292	49,906,901
NT Global Real Estate Fund Institutional Class	4,046,927	38,445,804
NT International Growth Fund Institutional Class	13,656,659	135,747,188
NT International Small-Mid Cap Fund Institutional Class	1,357,051	13,923,348
NT International Value Fund Institutional Class	10,239,177	90,514,326
		328,537,567
International Fixed Income Funds — 10.2%
Global Bond Fund Institutional Class	15,946,632	164,409,778
International Bond Fund Institutional Class	8,923,093	114,483,279
		278,893,057
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	162,094,324	162,094,324
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,468,289,566)		2,744,279,669
OTHER ASSETS AND LIABILITIES†		2,879
TOTAL NET ASSETS — 100.0%		$2,744,282,548

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,512,651,828
Gross tax appreciation of investments	$250,894,640
Gross tax depreciation of investments	(19,266,799)
Net tax appreciation (depreciation) of investments	$231,627,841

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$84,722,212	$528,501	$2,006,518	$(113,539)	$—	$82,210,671
NT Disciplined Growth Fund	61,202,437	114,372	2,578,936	18,008	—	57,798,067
NT Equity Growth Fund	264,822,370	5,929,211	6,435,353	(218,786)	1,041,057	259,841,814
NT Growth Fund	164,854,079	1,204,600	5,419,301	273,738	—	156,111,680
NT Heritage Fund	109,252,578	2,406,366	5,012,730	188,171	—	101,587,246
NT Large Company Value Fund	271,855,441	8,816,494	9,650,051	172,936	1,206,395	268,087,590
NT Mid Cap Value Fund	161,162,619	1,681,686	2,918,952	47,707	503,645	158,649,836
NT Small Company Fund	49,231,984	733,596	3,930,913	119,556	187,549	44,072,145
High-Yield Fund	98,165,440	1,987,952	4,084,933	(389,185)	1,335,678	97,515,783
Inflation-Adjusted Bond Fund	102,279,328	2,081,426	3,206,637	(57,428)	—	101,049,447
NT Diversified Bond Fund	554,772,878	26,263,609	20,353,833	(112,759)	3,086,861	552,166,412
Short Duration Inflation Protection Bond Fund	90,957,441	6,112,270	1,897,322	(10,931)	—	95,664,030
NT Emerging Markets Fund	54,344,745	708,854	6,895,489	427,828	—	49,906,901
NT Global Real Estate Fund	42,573,615	1,351,389	1,869,806	46,745	—	38,445,804
NT International Growth Fund	138,471,734	7,100,733	8,041,990	(240,590)	—	135,747,188
NT International Small-Mid Cap Fund	15,163,558	—	940,068	60,610	—	13,923,348
NT International Value Fund	92,760,053	1,837,357	7,692,410	(895,906)	—	90,514,326
Global Bond Fund	162,896,615	5,653,859	2,552,618	(7,137)	—	164,409,778
International Bond Fund	114,807,959	5,859,044	1,172,947	(82,700)	—	114,483,279
U.S. Government Money Market Fund	156,660,995	9,019,580	3,586,251	—	16,862	162,094,324
	$2,790,958,081	$89,390,899	$100,247,058	$(773,662)	$7,378,047	$2,744,279,669

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2016

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
NT Core Equity Plus Fund Institutional Class	4,427,369	59,592,380
NT Disciplined Growth Fund Institutional Class	5,048,114	49,673,438
NT Equity Growth Fund Institutional Class	16,176,065	186,186,504
NT Growth Fund Institutional Class	9,292,244	135,852,606
NT Heritage Fund Institutional Class	6,921,540	85,204,159
NT Large Company Value Fund Institutional Class	18,145,695	202,868,871
NT Mid Cap Value Fund Institutional Class	9,431,589	120,724,337
NT Small Company Fund Institutional Class	5,037,769	43,627,077
		883,729,372
Domestic Fixed Income Funds — 28.2%
High-Yield Fund Institutional Class	11,649,961	66,171,777
Inflation-Adjusted Bond Fund Institutional Class	7,816,413	93,249,809
NT Diversified Bond Fund Institutional Class	33,381,947	364,530,864
Short Duration Inflation Protection Bond Fund Institutional Class	3,768,249	39,076,742
		563,029,192
International Equity Funds — 14.5%
NT Emerging Markets Fund Institutional Class	4,776,946	51,543,245
NT Global Real Estate Fund Institutional Class	3,485,615	33,113,343
NT International Growth Fund Institutional Class	11,036,793	109,705,719
NT International Small-Mid Cap Fund Institutional Class	1,608,326	16,501,424
NT International Value Fund Institutional Class	8,909,848	78,763,058
		289,626,789
International Fixed Income Funds — 8.1%
Global Bond Fund Institutional Class	10,381,168	107,029,845
International Bond Fund Institutional Class	4,195,848	53,832,725
		160,862,570
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	100,726,104	100,726,104
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,866,609,435)		1,997,974,027
OTHER ASSETS AND LIABILITIES†		45,544
TOTAL NET ASSETS — 100.0%		$1,998,019,571

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,886,128,840
Gross tax appreciation of investments	$123,630,328
Gross tax depreciation of investments	(11,785,141)
Net tax appreciation (depreciation) of investments	$111,845,187

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$60,158,933	$1,263,083	$1,061,205	$(69,661)	$—	$59,592,380
NT Disciplined Growth Fund	50,870,419	773,879	1,165,452	9,324	—	49,673,438
NT Equity Growth Fund	187,511,367	5,911,035	4,155,510	(269,905)	728,266	186,186,504
NT Growth Fund	142,100,556	2,200,021	4,503,445	257,699	—	135,852,606
NT Heritage Fund	87,659,254	3,704,433	2,108,037	(38,405)	—	85,204,159
NT Large Company Value Fund	203,430,567	7,984,307	6,709,339	(241,920)	895,317	202,868,871
NT Mid Cap Value Fund	119,997,643	3,139,002	1,489,652	4,361	376,002	120,724,337
NT Small Company Fund	46,209,249	1,079,399	1,896,131	(78,446)	179,632	43,627,077
High-Yield Fund	64,553,720	1,325,575	438,628	(41,088)	889,566	66,171,777
Inflation-Adjusted Bond Fund	92,056,862	1,724,441	417,678	(31,719)	—	93,249,809
NT Diversified Bond Fund	360,364,920	17,452,301	7,687,276	(27,393)	2,005,885	364,530,864
Short Duration Inflation Protection Bond Fund	35,876,632	3,005,600	—	—	—	39,076,742
NT Emerging Markets Fund	53,698,819	632,933	4,825,221	100,370	—	51,543,245
NT Global Real Estate Fund	35,048,706	2,110,486	1,030,134	25,753	—	33,113,343
NT International Growth Fund	111,878,729	3,744,124	4,457,582	(220,092)	—	109,705,719
NT International Small-Mid Cap Fund	16,643,746	161,979	—	—	—	16,501,424
NT International Value Fund	79,589,558	722,936	4,290,351	(447,935)	—	78,763,058
Global Bond Fund	104,513,418	4,013,561	463,198	472	—	107,029,845
International Bond Fund	51,173,346	5,034,132	—	—	—	53,832,725
U.S. Government Money Market Fund	98,031,219	3,341,461	646,576	—	10,364	100,726,104
	$2,001,367,663	$69,324,688	$47,345,415	$(1,068,585)	$5,085,032	$1,997,974,027

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2016

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.8%
NT Core Equity Plus Fund Institutional Class	5,408,616	72,799,965
NT Disciplined Growth Fund Institutional Class	6,520,463	64,161,357
NT Equity Growth Fund Institutional Class	18,043,489	207,680,558
NT Growth Fund Institutional Class	12,936,082	189,125,516
NT Heritage Fund Institutional Class	8,224,377	101,242,080
NT Large Company Value Fund Institutional Class	21,062,109	235,474,377
NT Mid Cap Value Fund Institutional Class	10,544,810	134,973,572
NT Small Company Fund Institutional Class	7,572,665	65,579,278
		1,071,036,703
Domestic Fixed Income Funds — 24.8%
High-Yield Fund Institutional Class	11,790,558	66,970,369
Inflation-Adjusted Bond Fund Institutional Class	9,931,982	118,488,547
NT Diversified Bond Fund Institutional Class	32,641,310	356,443,107
Short Duration Inflation Protection Bond Fund Institutional Class	1,315,672	13,643,519
		555,545,542
International Equity Funds — 16.9%
NT Emerging Markets Fund Institutional Class	6,341,494	68,424,721
NT Global Real Estate Fund Institutional Class	4,535,619	43,088,383
NT International Growth Fund Institutional Class	14,113,878	140,291,946
NT International Small-Mid Cap Fund Institutional Class	2,493,783	25,586,212
NT International Value Fund Institutional Class	11,504,487	101,699,669
		379,090,931
International Fixed Income Funds — 5.5%
Global Bond Fund Institutional Class	10,299,752	106,190,446
International Bond Fund Institutional Class	1,205,966	15,472,541
		121,662,987
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	112,463,567	112,463,567
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,025,631,432)		2,239,799,730
OTHER ASSETS AND LIABILITIES†		1,738
TOTAL NET ASSETS — 100.0%		$2,239,801,468

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,055,815,591
Gross tax appreciation of investments	$197,721,100
Gross tax depreciation of investments	(13,736,961)
Net tax appreciation (depreciation) of investments	$183,984,139

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$73,715,498	$1,227,305	$1,195,972	$(69,658)	$—	$72,799,965
NT Disciplined Growth Fund	66,413,067	490,755	1,703,026	10,697	—	64,161,357
NT Equity Growth Fund	211,928,220	4,920,333	5,661,912	(233,733)	830,611	207,680,558
NT Growth Fund	198,700,918	3,157,139	7,252,919	333,397	—	189,125,516
NT Heritage Fund	107,485,525	2,311,813	3,663,714	3,866	—	101,242,080
NT Large Company Value Fund	238,496,765	10,295,226	11,089,934	(208,233)	1,068,199	235,474,377
NT Mid Cap Value Fund	136,986,133	3,122,471	4,106,530	16,504	433,490	134,973,572
NT Small Company Fund	69,961,749	1,516,654	3,232,793	(92,004)	273,589	65,579,278
High-Yield Fund	65,877,592	3,038,352	2,952,587	(282,223)	914,145	66,970,369
Inflation-Adjusted Bond Fund	119,264,896	3,052,060	3,963,560	(325,715)	—	118,488,547
NT Diversified Bond Fund	357,791,201	18,614,914	14,466,605	(84,952)	1,992,916	356,443,107
Short Duration Inflation Protection Bond Fund	11,226,761	2,473,612	129,471	(1,116)	—	13,643,519
NT Emerging Markets Fund	72,315,524	2,053,820	8,591,437	258,708	—	68,424,721
NT Global Real Estate Fund	45,863,992	2,827,560	1,674,018	29,828	—	43,088,383
NT International Growth Fund	145,592,857	6,184,946	9,824,277	(423,960)	—	140,291,946
NT International Small-Mid Cap Fund	26,114,413	887,213	913,392	64,385	—	25,586,212
NT International Value Fund	105,404,284	2,376,708	10,344,114	(1,199,364)	—	101,699,669
Global Bond Fund	105,128,166	4,411,602	2,323,347	(3,262)	—	106,190,446
International Bond Fund	12,493,165	3,704,667	34,813	(901)	—	15,472,541
U.S. Government Money Market Fund	112,074,731	3,742,986	3,354,150	—	11,747	112,463,567
	$2,282,835,457	$80,410,136	$96,478,571	$(2,207,736)	$5,524,697	$2,239,799,730

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2016

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.9%
NT Core Equity Plus Fund Institutional Class	3,692,414	49,699,887
NT Disciplined Growth Fund Institutional Class	4,718,901	46,433,982
NT Equity Growth Fund Institutional Class	12,781,586	147,116,060
NT Growth Fund Institutional Class	9,674,208	141,436,925
NT Heritage Fund Institutional Class	6,613,696	81,414,596
NT Large Company Value Fund Institutional Class	15,710,100	175,638,916
NT Mid Cap Value Fund Institutional Class	7,509,660	96,123,652
NT Small Company Fund Institutional Class	5,384,596	46,630,602
		784,494,620
Domestic Fixed Income Funds — 21.3%
High-Yield Fund Institutional Class	6,775,531	38,485,017
Inflation-Adjusted Bond Fund Institutional Class	6,514,631	77,719,548
NT Diversified Bond Fund Institutional Class	18,865,617	206,012,537
		322,217,102
International Equity Funds — 19.1%
NT Emerging Markets Fund Institutional Class	5,438,723	58,683,816
NT Global Real Estate Fund Institutional Class	3,449,485	32,770,107
NT International Growth Fund Institutional Class	10,092,918	100,323,604
NT International Small-Mid Cap Fund Institutional Class	2,134,642	21,901,429
NT International Value Fund Institutional Class	8,399,520	74,251,761
		287,930,717
International Fixed Income Funds — 4.3%
Global Bond Fund Institutional Class	6,237,493	64,308,549
Money Market Funds — 3.4%
U.S. Government Money Market Fund Investor Class	51,437,987	51,437,987
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,419,509,787)		1,510,388,975
OTHER ASSETS AND LIABILITIES†		46,129
TOTAL NET ASSETS — 100.0%		$1,510,435,104

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,432,527,600
Gross tax appreciation of investments	$86,768,930
Gross tax depreciation of investments	(8,907,555)
Net tax appreciation (depreciation) of investments	$77,861,375

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$51,832,291	$29,825	$1,657,582	$(188,913)	$—	$49,699,887
NT Disciplined Growth Fund	47,322,259	775,589	911,329	7,291	—	46,433,982
NT Equity Growth Fund	149,793,421	3,012,924	3,335,285	(282,493)	578,273	147,116,060
NT Growth Fund	146,975,123	2,364,991	3,867,792	199,145	—	141,436,925
NT Heritage Fund	83,681,770	3,279,337	1,719,200	(56,539)	—	81,414,596
NT Large Company Value Fund	176,699,622	6,164,465	5,698,761	(281,479)	782,263	175,638,916
NT Mid Cap Value Fund	96,402,511	1,992,555	1,550,414	(4,717)	302,094	96,123,652
NT Small Company Fund	48,915,131	1,134,898	1,619,194	(172,066)	191,911	46,630,602
High-Yield Fund	37,341,773	1,056,953	355,510	(39,357)	516,660	38,485,017
Inflation-Adjusted Bond Fund	76,874,433	1,791,648	904,801	(81,425)	—	77,719,548
NT Diversified Bond Fund	205,014,375	10,463,776	6,304,910	(14,487)	1,135,181	206,012,537
NT Emerging Markets Fund	62,464,980	1,288,398	7,416,950	144,565	—	58,683,816
NT Global Real Estate Fund	34,392,712	2,143,285	805,149	20,129	—	32,770,107
NT International Growth Fund	102,508,938	4,387,230	5,426,491	(384,502)	—	100,323,604
NT International Small-Mid Cap Fund	22,110,462	920,077	716,215	32,044	—	21,901,429
NT International Value Fund	75,107,849	1,814,867	5,427,562	(569,505)	—	74,251,761
Global Bond Fund	63,934,546	1,447,841	452,120	1,340	—	64,308,549
U.S. Government Money Market Fund	48,777,807	2,904,908	244,728	—	5,275	51,437,987
	$1,530,150,003	$46,973,567	$48,413,993	$(1,670,969)	$3,511,657	$1,510,388,975

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2016

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.5%
NT Core Equity Plus Fund Institutional Class	4,601,059	61,930,253
NT Disciplined Growth Fund Institutional Class	5,294,697	52,099,820
NT Equity Growth Fund Institutional Class	14,480,638	166,672,139
NT Growth Fund Institutional Class	11,347,645	165,902,566
NT Heritage Fund Institutional Class	8,318,598	102,401,947
NT Large Company Value Fund Institutional Class	18,463,040	206,416,783
NT Mid Cap Value Fund Institutional Class	8,894,179	113,845,491
NT Small Company Fund Institutional Class	5,537,325	47,953,234
		917,222,233
International Equity Funds — 20.9%
NT Emerging Markets Fund Institutional Class	7,249,634	78,223,547
NT Global Real Estate Fund Institutional Class	4,146,657	39,393,240
NT International Growth Fund Institutional Class	11,066,896	110,004,945
NT International Small-Mid Cap Fund Institutional Class	2,783,431	28,558,005
NT International Value Fund Institutional Class	9,302,901	82,237,646
		338,417,383
Domestic Fixed Income Funds — 17.8%
High-Yield Fund Institutional Class	6,117,094	34,745,091
Inflation-Adjusted Bond Fund Institutional Class	5,830,671	69,559,900
NT Diversified Bond Fund Institutional Class	16,942,703	185,014,322
		289,319,313
International Fixed Income Funds — 3.9%
Global Bond Fund Institutional Class	6,137,166	63,274,178
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	14,494,580	14,494,580
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,477,821,522)		1,622,727,687
OTHER ASSETS AND LIABILITIES†		21,775
TOTAL NET ASSETS — 100.0%		$1,622,749,462

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,500,701,662
Gross tax appreciation of investments	$132,857,498
Gross tax depreciation of investments	(10,831,473)
Net tax appreciation (depreciation) of investments	$122,026,025

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$64,090,468	$461,868	$1,865,577	$(106,659)	$—	$61,930,253
NT Disciplined Growth Fund	53,422,059	638,048	1,113,533	5,905	—	52,099,820
NT Equity Growth Fund	170,386,482	3,654,164	4,653,571	(302,921)	662,307	166,672,139
NT Growth Fund	172,528,952	3,672,822	5,559,238	239,496	—	165,902,566
NT Heritage Fund	106,258,438	3,516,250	2,475,407	(36,826)	—	102,401,947
NT Large Company Value Fund	211,583,415	7,666,057	11,197,275	(493,142)	934,711	206,416,783
NT Mid Cap Value Fund	115,403,678	2,781,108	3,441,592	41,387	363,776	113,845,491
NT Small Company Fund	50,288,233	1,254,017	1,747,193	(185,118)	198,763	47,953,234
NT Emerging Markets Fund	82,030,128	2,522,397	9,392,242	251,778	—	78,223,547
NT Global Real Estate Fund	41,309,508	2,628,992	969,778	16,632	—	39,393,240
NT International Growth Fund	113,147,091	6,097,533	8,000,677	(412,882)	—	110,004,945
NT International Small-Mid Cap Fund	29,286,010	1,020,581	1,190,671	63,374	—	28,558,005
NT International Value Fund	84,522,309	2,414,413	8,089,983	(930,456)	—	82,237,646
High-Yield Fund	34,110,423	1,836,570	1,749,904	(175,983)	471,969	34,745,091
Inflation-Adjusted Bond Fund	69,382,124	2,448,483	2,355,432	(198,012)	—	69,559,900
NT Diversified Bond Fund	185,542,418	12,005,682	9,692,997	(48,018)	1,032,869	185,014,322
Global Bond Fund	63,282,548	2,446,930	1,842,919	(1,590)	—	63,274,178
U.S. Government Money Market Fund	11,669,647	2,987,327	162,394	—	1,467	14,494,580
	$1,658,243,931	$60,053,242	$75,500,383	$(2,273,035)	$3,665,862	$1,622,727,687

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2016

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
NT Core Equity Plus Fund Institutional Class	3,029,537	40,777,563
NT Disciplined Growth Fund Institutional Class	3,076,990	30,277,584
NT Equity Growth Fund Institutional Class	8,103,167	93,267,448
NT Growth Fund Institutional Class	6,648,836	97,205,977
NT Heritage Fund Institutional Class	4,833,560	59,501,128
NT Large Company Value Fund Institutional Class	11,021,859	123,224,388
NT Mid Cap Value Fund Institutional Class	4,967,940	63,589,626
NT Small Company Fund Institutional Class	3,351,435	29,023,423
		536,867,137
International Equity Funds — 22.5%
NT Emerging Markets Fund Institutional Class	4,871,835	52,567,098
NT Global Real Estate Fund Institutional Class	2,555,402	24,276,320
NT International Growth Fund Institutional Class	6,096,092	60,595,153
NT International Small-Mid Cap Fund Institutional Class	1,829,490	18,770,564
NT International Value Fund Institutional Class	5,472,110	48,373,456
		204,582,591
Domestic Fixed Income Funds — 15.1%
High-Yield Fund Institutional Class	2,973,494	16,889,446
Inflation-Adjusted Bond Fund Institutional Class	2,835,982	33,833,262
NT Diversified Bond Fund Institutional Class	7,988,218	87,231,341
		137,954,049
International Fixed Income Funds — 3.5%
Global Bond Fund Institutional Class	3,109,205	32,055,908
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $867,268,167)		911,459,685
OTHER ASSETS AND LIABILITIES†		1,748
TOTAL NET ASSETS — 100.0%		$911,461,433

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$876,480,307
Gross tax appreciation of investments	$40,242,638
Gross tax depreciation of investments	(5,263,260)
Net tax appreciation (depreciation) of investments	$34,979,378

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$41,473,334	$1,308,100	$1,646,575	$(207,703)	$—	$40,777,563
NT Disciplined Growth Fund	30,866,460	878,418	975,579	7,805	—	30,277,584
NT Equity Growth Fund	94,866,479	3,582,665	3,893,653	(383,803)	365,673	93,267,448
NT Growth Fund	100,314,286	3,461,444	3,955,410	(215)	—	97,205,977
NT Heritage Fund	60,893,335	3,822,093	2,564,156	(166,718)	—	59,501,128
NT Large Company Value Fund	124,997,967	5,416,270	6,414,469	(483,634)	546,765	123,224,388
NT Mid Cap Value Fund	63,883,616	2,399,217	2,229,283	(6,355)	199,355	63,589,626
NT Small Company Fund	30,221,299	1,071,162	1,154,360	(111,715)	118,493	29,023,423
NT Emerging Markets Fund	54,220,137	1,286,929	5,037,356	54,049	—	52,567,098
NT Global Real Estate Fund	25,430,440	1,860,894	817,817	20,445	—	24,276,320
NT International Growth Fund	62,441,363	2,586,608	3,810,589	(293,466)	—	60,595,153
NT International Small-Mid Cap Fund	19,674,567	582,056	1,100,938	61,797	—	18,770,564
NT International Value Fund	49,326,490	1,635,607	4,508,299	(488,778)	—	48,373,456
High-Yield Fund	16,724,418	491,947	564,466	(58,868)	226,565	16,889,446
Inflation-Adjusted Bond Fund	33,651,415	1,137,030	987,320	(86,811)	—	33,833,262
NT Diversified Bond Fund	87,662,900	5,393,584	4,483,450	(830)	479,251	87,231,341
Global Bond Fund	32,117,080	1,210,329	959,357	4,919	—	32,055,908
	$928,765,586	$38,124,353	$45,103,077	$(2,139,881)	$1,936,102	$911,459,685

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2016

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.8%
NT Core Equity Plus Fund Institutional Class	1,281,401	17,247,654
NT Disciplined Growth Fund Institutional Class	1,349,473	13,278,817
NT Equity Growth Fund Institutional Class	3,528,471	40,612,705
NT Growth Fund Institutional Class	2,842,965	41,564,149
NT Heritage Fund Institutional Class	2,113,888	26,021,961
NT Large Company Value Fund Institutional Class	4,832,952	54,032,409
NT Mid Cap Value Fund Institutional Class	2,070,206	26,498,634
NT Small Company Fund Institutional Class	1,655,034	14,332,597
		233,588,926
International Equity Funds — 23.3%
NT Emerging Markets Fund Institutional Class	2,239,662	24,165,955
NT Global Real Estate Fund Institutional Class	1,179,948	11,209,508
NT International Growth Fund Institutional Class	2,400,811	23,864,061
NT International Small-Mid Cap Fund Institutional Class	891,872	9,150,606
NT International Value Fund Institutional Class	2,372,261	20,970,784
		89,360,914
Domestic Fixed Income Funds — 12.8%
High-Yield Fund Institutional Class	1,073,116	6,095,296
Inflation-Adjusted Bond Fund Institutional Class	1,025,118	12,229,663
NT Diversified Bond Fund Institutional Class	2,840,138	31,014,305
		49,339,264
International Fixed Income Funds — 3.1%
Global Bond Fund Institutional Class	1,171,134	12,074,389
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $381,670,762)		384,363,493
OTHER ASSETS AND LIABILITIES†		50,977
TOTAL NET ASSETS — 100.0%		$384,414,470

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$384,486,202
Gross tax appreciation of investments	$4,526,593
Gross tax depreciation of investments	(4,649,302)
Net tax appreciation (depreciation) of investments	$(122,709)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$16,601,046	$906,096	$22,057	$(3,407)	$—	$17,247,654
NT Disciplined Growth Fund	12,866,024	634,318	7,415	30	—	13,278,817
NT Equity Growth Fund	39,281,687	2,306,134	277,435	(32,557)	157,075	40,612,705
NT Growth Fund	40,623,578	2,364,811	315,157	(8,386)	—	41,564,149
NT Heritage Fund	24,995,861	2,429,921	187,880	(11,100)	—	26,021,961
NT Large Company Value Fund	51,957,963	4,023,722	1,507,298	(119,724)	237,928	54,032,409
NT Mid Cap Value Fund	25,311,389	1,743,809	367,918	(4,227)	82,338	26,498,634
NT Small Company Fund	13,880,042	1,074,751	26,550	(3,933)	57,112	14,332,597
NT Emerging Markets Fund	23,568,831	1,449,173	1,813,462	(5,577)	—	24,165,955
NT Global Real Estate Fund	10,990,770	1,259,407	57,014	(1,480)	—	11,209,508
NT International Growth Fund	23,126,836	2,150,909	1,135,036	(89,731)	—	23,864,061
NT International Small-Mid Cap Fund	9,138,078	554,520	374,257	7,882	—	9,150,606
NT International Value Fund	20,438,440	1,144,194	1,398,879	(169,212)	—	20,970,784
High-Yield Fund	5,676,267	436,055	85,186	(8,110)	80,471	6,095,296
Inflation-Adjusted Bond Fund	11,464,203	849,810	68,700	(1,922)	—	12,229,663
NT Diversified Bond Fund	29,284,147	2,759,886	562,854	(4,323)	167,950	31,014,305
Global Bond Fund	11,495,502	791,027	96,713	(331)	—	12,074,389
	$370,700,664	$26,878,543	$8,303,811	$(456,108)	$782,874	$384,363,493

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2016

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 99.7%
Domestic Equity Funds — 61.3%
NT Core Equity Plus Fund Institutional Class	34,870	469,354
NT Disciplined Growth Fund Institutional Class	37,043	364,500
NT Equity Growth Fund Institutional Class	97,278	1,119,672
NT Growth Fund Institutional Class	78,366	1,145,712
NT Heritage Fund Institutional Class	57,064	702,457
NT Large Company Value Fund Institutional Class	132,640	1,482,920
NT Mid Cap Value Fund Institutional Class	54,967	703,574
NT Small Company Fund Institutional Class	48,270	418,019
		6,406,208
International Equity Funds — 23.4%
NT Emerging Markets Fund Institutional Class	62,626	675,737
NT Global Real Estate Fund Institutional Class	33,270	316,061
NT International Growth Fund Institutional Class	62,491	621,165
NT International Small-Mid Cap Fund Institutional Class	25,374	260,339
NT International Value Fund Institutional Class	64,778	572,635
		2,445,937
Domestic Fixed Income Funds — 12.0%
High-Yield Fund Institutional Class	27,400	155,630
Inflation-Adjusted Bond Fund Institutional Class	26,232	312,943
NT Diversified Bond Fund Institutional Class	71,534	781,147
		1,249,720
International Fixed Income Funds — 3.0%
Global Bond Fund Institutional Class	30,303	312,420
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $10,201,119)		10,414,285
OTHER ASSETS AND LIABILITIES — 0.3%		28,310
TOTAL NET ASSETS — 100.0%		$10,442,595

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,219,729
Gross tax appreciation of investments	$203,239
Gross tax depreciation of investments	(8,683)
Net tax appreciation (depreciation) of investments	$194,556

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$292,781	$185,916	$2,399	$(7)	$—	$469,354
NT Disciplined Growth Fund	228,006	144,529	1,862	(9)	—	364,500
NT Equity Growth Fund	700,098	446,722	7,329	(34)	3,341	1,119,672
NT Growth Fund	717,066	465,712	7,844	(76)	—	1,145,712
NT Heritage Fund	439,527	300,527	5,908	(33)	—	702,457
NT Large Company Value Fund	926,465	588,119	15,327	(96)	5,047	1,482,920
NT Mid Cap Value Fund	439,866	274,367	5,861	(35)	1,695	703,574
NT Small Company Fund	260,060	181,252	5,394	(25)	1,274	418,019
NT Emerging Markets Fund	420,984	241,632	2,141	(25)	—	675,737
NT Global Real Estate Fund	197,509	143,031	2,204	(25)	—	316,061
NT International Growth Fund	395,914	241,156	4,647	(100)	—	621,165
NT International Small-Mid Cap Fund	165,372	102,662	2,528	(43)	—	260,339
NT International Value Fund	363,894	198,997	4,154	(41)	—	572,635
High-Yield Fund	97,523	58,254	981	—	1,665	155,630
Inflation-Adjusted Bond Fund	195,533	121,281	3,620	(26)	—	312,943
NT Diversified Bond Fund	488,925	314,085	11,938	(115)	3,402	781,147
Global Bond Fund	195,231	123,738	3,792	(23)	—	312,420
	$6,524,754	$4,131,980	$87,929	$(713)	$16,424	$10,414,285

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio R6
October 31, 2016

One Choice In Retirement Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.2%
NT Core Equity Plus Fund Institutional Class	332,888	4,480,678
NT Disciplined Growth Fund Institutional Class	226,850	2,232,206
NT Equity Growth Fund Institutional Class	1,297,595	14,935,321
NT Growth Fund R6 Class	458,986	6,705,787
NT Heritage Fund R6 Class	272,192	3,367,009
NT Large Company Value Fund R6 Class	1,266,655	14,161,204
NT Mid Cap Value Fund R6 Class	528,285	6,762,049
NT Small Company Fund Institutional Class	345,584	2,992,761
		55,637,015
Domestic Fixed Income Funds — 33.1%
High-Yield Fund R6 Class	1,000,579	5,673,285
Inflation-Adjusted Bond Fund Institutional Class	188,533	2,249,202
NT Diversified Bond Fund R6 Class	2,968,036	32,440,639
Short Duration Inflation Protection Bond Fund R6 Class	881,830	9,144,572
		49,507,698
International Fixed Income Funds — 12.0%
Global Bond Fund R6 Class	1,015,774	10,482,785
International Bond Fund R6 Class	586,252	7,521,618
		18,004,403
Money Market Funds — 10.0%
U.S. Government Money Market Fund Investor Class	14,996,017	14,996,017
International Equity Funds — 7.7%
NT Global Real Estate Fund R6 Class	158,826	1,510,434
NT International Growth Fund R6 Class	674,437	6,710,650
NT International Value Fund R6 Class	382,077	3,381,382
		11,602,466
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $148,947,915)		149,747,599
OTHER ASSETS AND LIABILITIES†		14
TOTAL NET ASSETS — 100.0%		$149,747,613

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$151,113,879
Gross tax appreciation of investments	$230,683
Gross tax depreciation of investments	(1,596,963)
Net tax appreciation (depreciation) of investments	$(1,366,280)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$4,187,546	$504,604	$160,151	$(12,016)	$—	$4,480,678
NT Disciplined Growth Fund	2,105,503	225,667	62,607	(284)	—	2,232,206
NT Equity Growth Fund	13,998,393	1,875,144	704,901	(34,146)	56,388	14,935,321
NT Growth Fund	6,346,338	795,541	260,220	(4,356)	—	6,705,787
NT Heritage Fund	3,142,027	504,474	131,819	(9,109)	—	3,367,009
NT Large Company Value Fund	13,275,235	1,833,849	861,301	(58,219)	65,658	14,161,204
NT Mid Cap Value Fund	6,296,983	806,236	294,455	(339)	22,753	6,762,049
NT Small Company Fund	2,800,044	446,842	145,921	(15,809)	11,471	2,992,761
High-Yield Fund	5,298,288	539,441	240,775	(19,825)	75,056	5,673,285
Inflation-Adjusted Bond Fund	2,114,165	177,381	39,276	(172)	—	2,249,202
NT Diversified Bond Fund	30,299,863	4,090,301	1,502,919	(10,222)	176,405	32,440,639
Short Duration Inflation Protection Bond Fund	8,536,613	1,016,603	453,246	(1,036)	—	9,144,572
Global Bond Fund	9,795,176	1,177,708	401,852	(1,316)	—	10,482,785
International Bond Fund	7,119,362	1,147,043	427,373	(2,183)	—	7,521,618
U.S. Government Money Market Fund	13,974,523	1,780,182	758,688	—	1,515	14,996,017
NT Global Real Estate Fund	1,419,859	265,852	48,601	(1,561)	—	1,510,434
NT International Growth Fund	6,383,208	936,193	558,857	(54,976)	—	6,710,650
NT International Value Fund	3,198,309	340,158	289,348	(35,170)	—	3,381,382
	$140,291,435	$18,463,219	$7,342,310	$(260,739)	$409,246	$149,747,599

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio R6
October 31, 2016

One Choice 2020 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
NT Core Equity Plus Fund Institutional Class	470,004	6,326,260
NT Disciplined Growth Fund Institutional Class	373,366	3,673,923
NT Equity Growth Fund Institutional Class	1,788,780	20,588,856
NT Growth Fund R6 Class	729,993	10,665,200
NT Heritage Fund R6 Class	472,096	5,839,826
NT Large Company Value Fund R6 Class	1,791,096	20,024,449
NT Mid Cap Value Fund R6 Class	828,515	10,604,996
NT Small Company Fund Institutional Class	447,764	3,877,636
		81,601,146
Domestic Fixed Income Funds — 32.2%
High-Yield Fund R6 Class	1,389,393	7,877,859
Inflation-Adjusted Bond Fund Institutional Class	428,059	5,106,748
NT Diversified Bond Fund R6 Class	4,057,377	44,347,134
Short Duration Inflation Protection Bond Fund R6 Class	1,035,134	10,734,335
		68,066,076
International Fixed Income Funds — 11.3%
Global Bond Fund R6 Class	1,350,979	13,942,105
International Bond Fund R6 Class	778,447	9,987,479
		23,929,584
International Equity Funds — 9.5%
NT Emerging Markets Fund R6 Class	157,397	1,699,891
NT Global Real Estate Fund R6 Class	258,929	2,462,418
NT International Growth Fund R6 Class	984,508	9,795,856
NT International Small-Mid Cap Fund R6 Class	42,442	436,305
NT International Value Fund R6 Class	638,649	5,652,041
		20,046,511
Money Market Funds — 8.4%
U.S. Government Money Market Fund Investor Class	17,776,810	17,776,810
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $211,045,313)		211,420,127
OTHER ASSETS AND LIABILITIES†		17
TOTAL NET ASSETS — 100.0%		$211,420,144

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$213,578,496
Gross tax appreciation of investments	$669,711
Gross tax depreciation of investments	(2,828,080)
Net tax appreciation (depreciation) of investments	$(2,158,369)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,866,393	$698,281	$163,639	$(10,714)	$—	$6,326,260
NT Disciplined Growth Fund	3,473,632	326,123	68,118	61	—	3,673,923
NT Equity Growth Fund	19,109,429	2,368,127	571,563	(43,881)	80,007	20,588,856
NT Growth Fund	10,027,089	1,121,571	208,328	(4,866)	—	10,665,200
NT Heritage Fund	5,537,806	758,603	203,233	(15,189)	—	5,839,826
NT Large Company Value Fund	18,587,483	2,409,000	826,075	(57,641)	95,893	20,024,449
NT Mid Cap Value Fund	9,800,269	1,193,710	322,117	(1,659)	37,042	10,604,996
NT Small Company Fund	3,581,576	581,293	145,411	(18,735)	15,580	3,877,636
High-Yield Fund	7,278,312	734,315	236,548	(21,656)	104,601	7,877,859
Inflation-Adjusted Bond Fund	4,874,535	348,341	110,383	(342)	—	5,106,748
NT Diversified Bond Fund	40,959,087	4,823,910	819,813	(6,838)	242,137	44,347,134
Short Duration Inflation Protection Bond Fund	9,757,302	1,012,023	88,341	(759)	—	10,734,335
Global Bond Fund	12,863,610	1,364,637	168,316	(142)	—	13,942,105
International Bond Fund	9,340,972	1,317,639	251,690	(5,371)	—	9,987,479
NT Emerging Markets Fund	1,731,496	112,885	216,117	(524)	—	1,699,891
NT Global Real Estate Fund	2,344,006	386,135	59,476	(378)	—	2,462,418
NT International Growth Fund	9,318,018	1,200,265	644,978	(73,988)	—	9,795,856
NT International Small-Mid Cap Fund	446,825	4,510	7,439	69	—	436,305
NT International Value Fund	5,365,408	426,581	343,578	(40,652)	—	5,652,041
U.S. Government Money Market Fund	16,140,296	1,918,880	282,366	—	1,799	17,776,810
	$196,403,544	$23,106,829	$5,737,529	$(303,205)	$577,059	$211,420,127

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio R6
October 31, 2016

One Choice 2025 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.1%
NT Core Equity Plus Fund Institutional Class	562,138	7,566,373
NT Disciplined Growth Fund Institutional Class	542,708	5,340,244
NT Equity Growth Fund Institutional Class	2,079,686	23,937,183
NT Growth Fund R6 Class	990,629	14,473,082
NT Heritage Fund R6 Class	767,019	9,488,019
NT Large Company Value Fund R6 Class	2,208,253	24,688,268
NT Mid Cap Value Fund R6 Class	1,141,486	14,611,022
NT Small Company Fund Institutional Class	479,745	4,154,594
		104,258,785
Domestic Fixed Income Funds — 30.8%
High-Yield Fund R6 Class	1,580,013	8,958,674
Inflation-Adjusted Bond Fund Institutional Class	779,160	9,295,379
NT Diversified Bond Fund R6 Class	4,663,597	50,973,117
Short Duration Inflation Protection Bond Fund R6 Class	848,454	8,798,464
		78,025,634
International Equity Funds — 12.0%
NT Emerging Markets Fund R6 Class	422,153	4,559,257
NT Global Real Estate Fund R6 Class	376,724	3,582,642
NT International Growth Fund R6 Class	1,261,067	12,547,620
NT International Small-Mid Cap Fund R6 Class	126,834	1,303,854
NT International Value Fund R6 Class	940,504	8,323,461
		30,316,834
International Fixed Income Funds — 10.2%
Global Bond Fund R6 Class	1,467,902	15,148,754
International Bond Fund R6 Class	827,934	10,622,399
		25,771,153
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	14,928,910	14,928,910
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $253,121,764)		253,301,316
OTHER ASSETS AND LIABILITIES†		17
TOTAL NET ASSETS — 100.0%		$253,301,333

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$255,198,259
Gross tax appreciation of investments	$1,181,246
Gross tax depreciation of investments	(3,078,189)
Net tax appreciation (depreciation) of investments	$(1,896,943)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$6,874,527	$911,279	$123,858	$(9,898)	$—	$7,566,373
NT Disciplined Growth Fund	4,942,830	599,754	116,498	(668)	—	5,340,244
NT Equity Growth Fund	21,581,149	3,333,935	605,863	(51,764)	88,667	23,937,183
NT Growth Fund	13,418,917	1,973,227	548,278	(12,463)	—	14,473,082
NT Heritage Fund	8,770,998	1,526,694	403,837	(29,951)	—	9,488,019
NT Large Company Value Fund	22,168,043	3,602,571	898,001	(66,890)	112,460	24,688,268
NT Mid Cap Value Fund	13,100,235	2,063,634	459,196	(3,406)	48,488	14,611,022
NT Small Company Fund	3,902,974	591,277	191,163	(23,768)	15,828	4,154,594
High-Yield Fund	7,971,677	952,120	55,915	(5,353)	115,886	8,958,674
Inflation-Adjusted Bond Fund	8,419,119	1,073,990	188,003	(1,717)	—	9,295,379
NT Diversified Bond Fund	45,654,909	7,110,868	1,101,629	(13,228)	271,807	50,973,117
Short Duration Inflation Protection Bond Fund	7,657,770	1,214,354	116,387	(1,073)	—	8,798,464
NT Emerging Markets Fund	4,333,565	413,462	364,080	(1,416)	—	4,559,257
NT Global Real Estate Fund	3,347,708	639,769	105,741	11	—	3,582,642
NT International Growth Fund	11,494,235	1,782,965	589,122	(58,406)	—	12,547,620
NT International Small-Mid Cap Fund	1,264,856	117,501	56,911	(1,581)	—	1,303,854
NT International Value Fund	7,741,604	874,069	598,075	(70,771)	—	8,323,461
Global Bond Fund	13,505,058	1,912,316	142,839	(1,066)	—	15,148,754
International Bond Fund	9,594,570	1,673,512	209,764	(9,380)	—	10,622,399
U.S. Government Money Market Fund	13,047,118	2,118,872	237,080	—	1,480	14,928,910
	$228,791,862	$34,486,169	$7,112,240	$(362,788)	$654,616	$253,301,316

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio R6
October 31, 2016

One Choice 2030 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.3%
NT Core Equity Plus Fund Institutional Class	536,498	7,221,266
NT Disciplined Growth Fund Institutional Class	611,591	6,018,051
NT Equity Growth Fund Institutional Class	1,954,316	22,494,174
NT Growth Fund R6 Class	1,132,327	16,543,298
NT Heritage Fund R6 Class	843,776	10,437,508
NT Large Company Value Fund R6 Class	2,178,716	24,358,048
NT Mid Cap Value Fund R6 Class	1,136,180	14,543,107
NT Small Company Fund Institutional Class	620,079	5,369,885
		106,985,337
Domestic Fixed Income Funds — 28.1%
High-Yield Fund R6 Class	1,399,824	7,937,004
Inflation-Adjusted Bond Fund Institutional Class	940,589	11,221,221
NT Diversified Bond Fund R6 Class	4,030,704	44,055,597
Short Duration Inflation Protection Bond Fund R6 Class	453,324	4,700,970
		67,914,792
International Equity Funds — 14.5%
NT Emerging Markets Fund R6 Class	573,216	6,190,734
NT Global Real Estate Fund R6 Class	422,866	4,021,452
NT International Growth Fund R6 Class	1,331,914	13,252,546
NT International Small-Mid Cap Fund R6 Class	194,603	2,000,522
NT International Value Fund R6 Class	1,072,867	9,494,874
		34,960,128
International Fixed Income Funds — 8.1%
Global Bond Fund R6 Class	1,252,033	12,920,979
International Bond Fund R6 Class	508,931	6,529,580
		19,450,559
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	12,112,205	12,112,205
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $241,584,193)		241,423,021
OTHER ASSETS AND LIABILITIES†		14
TOTAL NET ASSETS — 100.0%		$241,423,035

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$243,628,947
Gross tax appreciation of investments	$1,272,145
Gross tax depreciation of investments	(3,478,071)
Net tax appreciation (depreciation) of investments	$(2,205,926)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$6,817,586	$552,308	$51,397	$(3,448)	$—	$7,221,266
NT Disciplined Growth Fund	5,733,469	423,357	41,986	(565)	—	6,018,051
NT Equity Growth Fund	21,162,574	2,197,395	504,159	(41,567)	87,280	22,494,174
NT Growth Fund	15,906,584	1,450,645	379,542	(9,163)	—	16,543,298
NT Heritage Fund	9,872,294	1,154,369	105,644	(6,132)	—	10,437,508
NT Large Company Value Fund	23,080,688	2,620,851	1,189,284	(94,836)	116,402	24,358,048
NT Mid Cap Value Fund	13,660,335	1,244,631	264,492	(2,325)	50,649	14,543,107
NT Small Company Fund	5,108,572	553,453	78,604	(9,283)	21,507	5,369,885
High-Yield Fund	7,435,676	541,757	133,778	(11,790)	106,089	7,937,004
Inflation-Adjusted Bond Fund	10,656,418	697,606	118,615	(1,025)	—	11,221,221
NT Diversified Bond Fund	41,149,501	4,186,613	663,423	(8,452)	242,076	44,055,597
Short Duration Inflation Protection Bond Fund	4,276,109	418,536	16,480	(63)	—	4,700,970
NT Emerging Markets Fund	5,909,158	404,451	366,331	(1,571)	—	6,190,734
NT Global Real Estate Fund	3,861,653	560,253	56,293	(3,922)	—	4,021,452
NT International Growth Fund	12,785,586	1,135,640	511,383	(50,332)	—	13,252,546
NT International Small-Mid Cap Fund	1,983,570	87,395	36,688	(592)	—	2,000,522
NT International Value Fund	9,117,815	532,951	478,907	(51,546)	—	9,494,874
Global Bond Fund	12,095,400	1,013,595	77,949	(758)	—	12,920,979
International Bond Fund	6,007,485	846,439	44,906	(2,301)	—	6,529,580
U.S. Government Money Market Fund	11,356,780	875,107	119,682	—	1,233	12,112,205
	$227,977,253	$21,497,352	$5,239,543	$(299,671)	$625,236	$241,423,021

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio R6
October 31, 2016

One Choice 2035 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.9%
NT Core Equity Plus Fund Institutional Class	473,853	6,378,061
NT Disciplined Growth Fund Institutional Class	571,047	5,619,107
NT Equity Growth Fund Institutional Class	1,581,470	18,202,723
NT Growth Fund R6 Class	1,143,880	16,712,084
NT Heritage Fund R6 Class	727,913	9,004,289
NT Large Company Value Fund R6 Class	1,855,337	20,742,663
NT Mid Cap Value Fund R6 Class	928,866	11,889,482
NT Small Company Fund Institutional Class	676,237	5,856,211
		94,404,620
Domestic Fixed Income Funds — 24.8%
High-Yield Fund R6 Class	1,034,678	5,866,622
Inflation-Adjusted Bond Fund Institutional Class	872,358	10,407,227
NT Diversified Bond Fund R6 Class	2,875,922	31,433,832
Short Duration Inflation Protection Bond Fund R6 Class	114,830	1,190,784
		48,898,465
International Equity Funds — 16.9%
NT Emerging Markets Fund R6 Class	551,417	5,955,308
NT Global Real Estate Fund R6 Class	396,316	3,768,966
NT International Growth Fund R6 Class	1,235,812	12,296,325
NT International Small-Mid Cap Fund R6 Class	218,562	2,246,821
NT International Value Fund R6 Class	1,020,033	9,027,289
		33,294,709
International Fixed Income Funds — 5.4%
Global Bond Fund R6 Class	902,885	9,317,769
International Bond Fund R6 Class	107,339	1,377,159
		10,694,928
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	9,918,125	9,918,125
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $197,599,582)		197,210,847
OTHER ASSETS AND LIABILITIES†		10
TOTAL NET ASSETS — 100.0%		$197,210,857

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$199,000,066
Gross tax appreciation of investments	$1,096,035
Gross tax depreciation of investments	(2,885,254)
Net tax appreciation (depreciation) of investments	$(1,789,219)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,854,496	$622,660	$12,207	$(1,557)	$—	$6,378,061
NT Disciplined Growth Fund	5,217,418	518,251	26,461	(341)	—	5,619,107
NT Equity Growth Fund	16,667,518	2,034,092	192,554	(16,932)	69,618	18,202,723
NT Growth Fund	15,519,844	1,803,971	174,970	(5,166)	—	16,712,084
NT Heritage Fund	8,352,195	1,181,687	120,019	(7,017)	—	9,004,289
NT Large Company Value Fund	18,854,123	2,622,032	554,649	(35,915)	96,880	20,742,663
NT Mid Cap Value Fund	10,790,008	1,333,891	156,787	(1,950)	40,619	11,889,482
NT Small Company Fund	5,403,817	775,437	94,156	(13,095)	23,042	5,856,211
High-Yield Fund	5,290,959	574,739	61,501	(5,454)	76,759	5,866,622
Inflation-Adjusted Bond Fund	9,530,151	945,000	55,949	(268)	—	10,407,227
NT Diversified Bond Fund	28,355,149	3,899,571	387,437	(3,047)	169,222	31,433,832
Short Duration Inflation Protection Bond Fund	985,811	199,262	—	—	—	1,190,784
NT Emerging Markets Fund	5,521,861	498,507	292,820	1,403	—	5,955,308
NT Global Real Estate Fund	3,524,311	604,485	41,814	(1,168)	—	3,768,966
NT International Growth Fund	11,560,089	1,119,908	206,080	(19,342)	—	12,296,325
NT International Small-Mid Cap Fund	2,134,088	158,542	7,543	(106)	—	2,246,821
NT International Value Fund	8,385,515	625,332	265,143	(27,291)	—	9,027,289
Global Bond Fund	8,452,956	952,745	9,199	(62)	—	9,317,769
International Bond Fund	1,100,558	340,686	3,309	59	—	1,377,159
U.S. Government Money Market Fund	8,993,692	927,562	3,129	—	995	9,918,125
	$180,494,559	$21,738,360	$2,665,727	$(137,249)	$477,135	$197,210,847

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio R6
October 31, 2016

One Choice 2040 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.0%
NT Core Equity Plus Fund Institutional Class	396,712	5,339,748
NT Disciplined Growth Fund Institutional Class	505,747	4,976,550
NT Equity Growth Fund Institutional Class	1,366,913	15,733,174
NT Growth Fund R6 Class	1,041,902	15,222,181
NT Heritage Fund R6 Class	711,181	8,797,307
NT Large Company Value Fund R6 Class	1,668,648	18,655,486
NT Mid Cap Value Fund R6 Class	799,543	10,234,148
NT Small Company Fund Institutional Class	587,850	5,090,785
		84,049,379
Domestic Fixed Income Funds — 21.3%
High-Yield Fund R6 Class	718,382	4,073,225
Inflation-Adjusted Bond Fund Institutional Class	694,496	8,285,335
NT Diversified Bond Fund R6 Class	2,011,103	21,981,356
		34,339,916
International Equity Funds — 19.0%
NT Emerging Markets Fund R6 Class	578,400	6,246,719
NT Global Real Estate Fund R6 Class	369,553	3,514,453
NT International Growth Fund R6 Class	1,075,871	10,704,913
NT International Small-Mid Cap Fund R6 Class	228,229	2,346,190
NT International Value Fund R6 Class	895,974	7,929,366
		30,741,641
International Fixed Income Funds — 4.3%
Global Bond Fund R6 Class	665,977	6,872,886
Money Market Funds — 3.4%
U.S. Government Money Market Fund Investor Class	5,480,647	5,480,647
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $161,897,893)		161,484,469
OTHER ASSETS AND LIABILITIES†		7
TOTAL NET ASSETS — 100.0%		$161,484,476

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$163,366,279
Gross tax appreciation of investments	$899,906
Gross tax depreciation of investments	(2,781,716)
Net tax appreciation (depreciation) of investments	$(1,881,810)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,019,142	$394,123	$—	$—	$—	$5,339,748
NT Disciplined Growth Fund	4,594,319	463,084	—	—	—	4,976,550
NT Equity Growth Fund	14,492,307	1,558,884	40,926	(4,117)	60,697	15,733,174
NT Growth Fund	14,119,454	1,529,914	24,800	(845)	—	15,222,181
NT Heritage Fund	8,114,345	1,093,717	—	—	—	8,797,307
NT Large Company Value Fund	17,242,632	2,006,882	430,575	(29,691)	88,511	18,655,486
NT Mid Cap Value Fund	9,414,597	959,008	69,554	(734)	35,443	10,234,148
NT Small Company Fund	4,674,208	634,828	7,803	(971)	20,176	5,090,785
High-Yield Fund	3,703,161	330,248	—	—	53,646	4,073,225
Inflation-Adjusted Bond Fund	7,556,968	760,459	21,914	(147)	—	8,285,335
NT Diversified Bond Fund	20,008,849	2,513,262	236,016	(3,065)	119,208	21,981,356
NT Emerging Markets Fund	5,907,084	395,227	297,313	406	—	6,246,719
NT Global Real Estate Fund	3,275,514	546,016	8,687	(618)	—	3,514,453
NT International Growth Fund	10,055,497	1,035,388	241,043	(25,389)	—	10,704,913
NT International Small-Mid Cap Fund	2,221,543	163,872	—	—	—	2,346,190
NT International Value Fund	7,377,873	519,303	218,470	(26,630)	—	7,929,366
Global Bond Fund	6,297,633	633,961	—	—	—	6,872,886
U.S. Government Money Market Fund	4,822,595	658,052	—	—	552	5,480,647
	$148,897,721	$16,196,228	$1,597,101	$(91,801)	$378,233	$161,484,469

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio R6
October 31, 2016

One Choice 2045 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.6%
NT Core Equity Plus Fund Institutional Class	358,557	4,826,184
NT Disciplined Growth Fund Institutional Class	412,465	4,058,659
NT Equity Growth Fund Institutional Class	1,127,799	12,980,965
NT Growth Fund R6 Class	887,897	12,972,182
NT Heritage Fund R6 Class	654,413	8,095,086
NT Large Company Value Fund R6 Class	1,439,334	16,091,750
NT Mid Cap Value Fund R6 Class	693,292	8,874,144
NT Small Company Fund Institutional Class	439,429	3,805,457
		71,704,427
International Equity Funds — 20.8%
NT Emerging Markets Fund R6 Class	563,042	6,080,858
NT Global Real Estate Fund R6 Class	323,842	3,079,737
NT International Growth Fund R6 Class	860,866	8,565,614
NT International Small-Mid Cap Fund R6 Class	217,490	2,235,798
NT International Value Fund R6 Class	731,079	6,470,052
		26,432,059
Domestic Fixed Income Funds — 17.8%
High-Yield Fund R6 Class	472,741	2,680,443
Inflation-Adjusted Bond Fund Institutional Class	453,470	5,409,893
NT Diversified Bond Fund R6 Class	1,322,623	14,456,265
		22,546,601
International Fixed Income Funds — 3.9%
Global Bond Fund R6 Class	476,022	4,912,548
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	1,116,188	1,116,188
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $127,089,230)		126,711,823
OTHER ASSETS AND LIABILITIES†		3
TOTAL NET ASSETS — 100.0%		$126,711,826

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$128,126,883
Gross tax appreciation of investments	$866,480
Gross tax depreciation of investments	(2,281,540)
Net tax appreciation (depreciation) of investments	$(1,415,060)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$4,407,999	$513,769	$31,810	$(1,893)	$—	$4,826,184
NT Disciplined Growth Fund	3,668,618	454,615	—	—	—	4,058,659
NT Equity Growth Fund	11,650,918	1,615,337	60,661	(3,697)	48,364	12,980,965
NT Growth Fund	11,753,552	1,578,660	21,850	(968)	—	12,972,182
NT Heritage Fund	7,271,415	1,245,743	52,114	(3,186)	—	8,095,086
NT Large Company Value Fund	14,534,420	2,039,787	341,147	(23,860)	73,562	16,091,750
NT Mid Cap Value Fund	7,913,457	1,101,607	81,431	(921)	29,684	8,874,144
NT Small Company Fund	3,421,577	577,428	39,364	(3,568)	14,550	3,805,457
NT Emerging Markets Fund	5,537,874	565,814	249,070	(1,614)	—	6,080,858
NT Global Real Estate Fund	2,806,135	542,175	13,981	(803)	—	3,079,737
NT International Growth Fund	7,834,112	1,024,668	170,844	(16,405)	—	8,565,614
NT International Small-Mid Cap Fund	2,080,796	217,620	24,691	(531)	—	2,235,798
NT International Value Fund	5,862,892	582,776	169,775	(15,816)	—	6,470,052
High-Yield Fund	2,371,164	284,588	—	—	34,532	2,680,443
Inflation-Adjusted Bond Fund	4,838,139	597,066	18,848	(418)	—	5,409,893
NT Diversified Bond Fund	12,813,095	2,070,952	230,903	(1,831)	76,505	14,456,265
Global Bond Fund	4,401,215	560,876	8,280	(79)	—	4,912,548
U.S. Government Money Market Fund	843,209	272,979	—	—	110	1,116,188
	$114,010,587	$15,846,460	$1,514,769	$(75,590)	$277,307	$126,711,823

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio R6
October 31, 2016

One Choice 2050 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
NT Core Equity Plus Fund Institutional Class	277,466	3,734,690
NT Disciplined Growth Fund Institutional Class	280,999	2,765,029
NT Equity Growth Fund Institutional Class	739,218	8,508,398
NT Growth Fund R6 Class	609,833	8,909,654
NT Heritage Fund R6 Class	441,552	5,462,003
NT Large Company Value Fund R6 Class	997,956	11,157,146
NT Mid Cap Value Fund R6 Class	451,531	5,779,599
NT Small Company Fund Institutional Class	311,704	2,699,358
		49,015,877
International Equity Funds — 22.4%
NT Emerging Markets Fund R6 Class	441,088	4,763,754
NT Global Real Estate Fund R6 Class	233,981	2,225,157
NT International Growth Fund R6 Class	553,580	5,508,121
NT International Small-Mid Cap Fund R6 Class	167,260	1,719,429
NT International Value Fund R6 Class	499,026	4,416,382
		18,632,843
Domestic Fixed Income Funds — 15.1%
High-Yield Fund R6 Class	268,990	1,525,172
Inflation-Adjusted Bond Fund Institutional Class	257,742	3,074,866
NT Diversified Bond Fund R6 Class	725,843	7,933,462
		12,533,500
International Fixed Income Funds — 3.5%
Global Bond Fund R6 Class	282,774	2,918,229
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $83,698,472)		83,100,449
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$83,100,450

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$84,274,788
Gross tax appreciation of investments	$634,009
Gross tax depreciation of investments	(1,808,348)
Net tax appreciation (depreciation) of investments	$(1,174,339)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,411,064	$406,733	$33,340	$(2,149)	$—	$3,734,690
NT Disciplined Growth Fund	2,543,229	283,850	17,727	(184)	—	2,765,029
NT Equity Growth Fund	7,790,178	969,894	108,333	(9,217)	32,755	8,508,398
NT Growth Fund	8,199,883	1,024,181	81,605	(3,040)	—	8,909,654
NT Heritage Fund	5,004,059	755,695	47,078	(3,214)	—	5,462,003
NT Large Company Value Fund	10,268,769	1,276,140	290,892	(20,040)	52,800	11,157,146
NT Mid Cap Value Fund	5,251,647	660,230	93,163	(1,591)	19,919	5,779,599
NT Small Company Fund	2,468,165	368,572	30,107	(4,203)	10,669	2,699,358
NT Emerging Markets Fund	4,379,997	437,977	236,719	(2,087)	—	4,763,754
NT Global Real Estate Fund	2,064,948	398,226	50,428	(1,634)	—	2,225,157
NT International Growth Fund	5,151,405	518,595	81,716	(6,955)	—	5,508,121
NT International Small-Mid Cap Fund	1,641,833	127,561	20,966	(155)	—	1,719,429
NT International Value Fund	4,075,100	285,197	80,242	(11,618)	—	4,416,382
High-Yield Fund	1,377,691	137,415	5,373	(432)	20,078	1,525,172
Inflation-Adjusted Bond Fund	2,774,323	321,666	17,783	(145)	—	3,074,866
NT Diversified Bond Fund	7,199,570	963,209	119,931	(1,364)	42,975	7,933,462
Global Bond Fund	2,643,795	309,614	10,466	(58)	—	2,918,229
	$76,245,656	$9,244,755	$1,325,869	$(68,086)	$179,196	$83,100,449

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio R6
October 31, 2016

One Choice 2055 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.8%
NT Core Equity Plus Fund Institutional Class	144,871	1,949,967
NT Disciplined Growth Fund Institutional Class	152,101	1,496,678
NT Equity Growth Fund Institutional Class	397,194	4,571,709
NT Growth Fund R6 Class	321,593	4,698,469
NT Heritage Fund R6 Class	237,045	2,932,247
NT Large Company Value Fund R6 Class	542,760	6,068,055
NT Mid Cap Value Fund R6 Class	232,152	2,971,548
NT Small Company Fund Institutional Class	187,965	1,627,775
		26,316,448
International Equity Funds — 23.3%
NT Emerging Markets Fund R6 Class	252,641	2,728,521
NT Global Real Estate Fund R6 Class	133,844	1,272,861
NT International Growth Fund R6 Class	269,643	2,682,951
NT International Small-Mid Cap Fund R6 Class	101,030	1,038,591
NT International Value Fund R6 Class	268,486	2,376,102
		10,099,026
Domestic Fixed Income Funds — 12.8%
High-Yield Fund R6 Class	119,989	680,337
Inflation-Adjusted Bond Fund Institutional Class	114,564	1,366,751
NT Diversified Bond Fund R6 Class	318,891	3,485,476
		5,532,564
International Fixed Income Funds — 3.1%
Global Bond Fund R6 Class	131,305	1,355,064
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $43,228,422)		43,303,102
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$43,303,103

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$43,689,055
Gross tax appreciation of investments	$279,120
Gross tax depreciation of investments	(665,073)
Net tax appreciation (depreciation) of investments	$(385,953)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,708,359	$274,783	$7,132	$(943)	$—	$1,949,967
NT Disciplined Growth Fund	1,321,338	200,706	1,703	(48)	—	1,496,678
NT Equity Growth Fund	4,043,031	636,244	30,564	(3,620)	16,820	4,571,709
NT Growth Fund	4,170,929	682,069	33,705	(1,832)	—	4,698,469
NT Heritage Fund	2,573,533	502,723	9,991	(712)	—	2,932,247
NT Large Company Value Fund	5,346,943	819,022	37,091	(2,526)	27,454	6,068,055
NT Mid Cap Value Fund	2,606,010	386,168	—	—	9,828	2,971,548
NT Small Company Fund	1,422,157	277,635	5,784	(648)	6,136	1,627,775
NT Emerging Markets Fund	2,418,940	289,631	80,109	(754)	—	2,728,521
NT Global Real Estate Fund	1,129,040	250,343	1,451	(11)	—	1,272,861
NT International Growth Fund	2,382,397	372,049	31,243	(2,444)	—	2,682,951
NT International Small-Mid Cap Fund	940,494	126,663	11,440	(197)	—	1,038,591
NT International Value Fund	2,108,451	232,448	33,425	(2,806)	—	2,376,102
High-Yield Fund	585,252	96,050	7,566	(697)	8,661	680,337
Inflation-Adjusted Bond Fund	1,178,147	217,183	27,024	(254)	—	1,366,751
NT Diversified Bond Fund	3,011,930	623,270	102,869	(1,019)	18,291	3,485,476
Global Bond Fund	1,183,927	214,394	32,002	(279)	—	1,355,064
	$38,130,878	$6,201,381	$453,099	$(18,790)	$87,190	$43,303,102

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio R6
October 31, 2016

One Choice 2060 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.5%
NT Core Equity Plus Fund Institutional Class	2,675	36,005
NT Disciplined Growth Fund Institutional Class	2,842	27,963
NT Equity Growth Fund Institutional Class	7,462	85,887
NT Growth Fund R6 Class	6,011	87,825
NT Heritage Fund R6 Class	4,356	53,886
NT Large Company Value Fund R6 Class	10,166	113,652
NT Mid Cap Value Fund R6 Class	4,216	53,970
NT Small Company Fund Institutional Class	3,703	32,066
		491,254
International Equity Funds — 23.5%
NT Emerging Markets Fund R6 Class	4,804	51,884
NT Global Real Estate Fund R6 Class	2,549	24,243
NT International Growth Fund R6 Class	4,794	47,702
NT International Small-Mid Cap Fund R6 Class	1,945	19,993
NT International Value Fund R6 Class	4,954	43,844
		187,666
Domestic Fixed Income Funds — 12.0%
High-Yield Fund R6 Class	2,106	11,943
Inflation-Adjusted Bond Fund Institutional Class	2,012	24,008
NT Diversified Bond Fund R6 Class	5,487	59,974
		95,925
International Fixed Income Funds — 3.0%
Global Bond Fund R6 Class	2,325	23,991
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $793,952)		798,836
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$798,836

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$794,655
Gross tax appreciation of investments	$6,478
Gross tax depreciation of investments	(2,297)
Net tax appreciation (depreciation) of investments	$4,181

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$15,721	$20,892	$186	$(3)	$—	$36,005
NT Disciplined Growth Fund	12,240	16,260	143	(3)	—	27,963
NT Equity Growth Fund	37,586	50,060	541	(11)	209	85,887
NT Growth Fund	38,491	51,687	495	(7)	—	87,825
NT Heritage Fund	23,597	32,666	344	(8)	—	53,886
NT Large Company Value Fund	49,752	65,638	759	(16)	341	113,652
NT Mid Cap Value Fund	23,613	30,789	255	(6)	118	53,970
NT Small Company Fund	13,966	19,401	123	(5)	80	32,066
NT Emerging Markets Fund	22,603	29,080	678	(3)	—	51,884
NT Global Real Estate Fund	10,585	15,200	196	(13)	—	24,243
NT International Growth Fund	21,229	27,610	404	3	—	47,702
NT International Small-Mid Cap Fund	8,864	11,605	175	(1)	—	19,993
NT International Value Fund	19,507	23,871	481	(1)	—	43,844
High-Yield Fund	5,230	6,725	46	—	103	11,943
Inflation-Adjusted Bond Fund	10,496	13,579	68	(1)	—	24,008
NT Diversified Bond Fund	26,225	34,743	424	(3)	214	59,974
Global Bond Fund	10,483	13,796	127	(1)	—	23,991
	$350,188	$463,602	$5,445	$(79)	$1,065	$798,836

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2016

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 51.3%
Diversified Bond Fund Investor Class	7,369,566	80,770,447
High-Yield Fund Investor Class	1,702,103	9,650,921
Inflation-Adjusted Bond Fund Investor Class	3,465,152	41,339,258
Short Duration Fund Investor Class	2,804,573	28,831,013
Short Duration Inflation Protection Bond Fund Investor Class(2)	5,255,398	54,025,488
		214,617,127
Domestic Equity Funds — 27.2%
Core Equity Plus Fund Investor Class	307,575	3,890,823
Equity Growth Fund Investor Class	569,571	16,079,002
Growth Fund Investor Class	629,522	18,029,504
Heritage Fund Investor Class	306,859	6,529,966
Large Company Value Fund Investor Class	3,340,183	30,262,059
Mid Cap Value Fund Investor Class	1,266,788	20,737,325
NT Disciplined Growth Fund Investor Class	398,241	3,914,714
Real Estate Fund Investor Class	322,236	9,892,639
Small Company Fund Investor Class	351,526	4,460,863
		113,796,895
International Fixed Income Funds — 15.6%
Global Bond Fund Investor Class	3,186,843	32,760,741
International Bond Fund Investor Class	2,543,676	32,609,927
		65,370,668
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	24,657,742	24,657,742
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $380,957,464)		418,442,432
OTHER ASSETS AND LIABILITIES†		48
TOTAL NET ASSETS — 100.0%		$418,442,480

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$390,029,117
Gross tax appreciation of investments	$30,827,967
Gross tax depreciation of investments	(2,414,652)
Net tax appreciation (depreciation) of investments	$28,413,315

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Diversified Bond Fund	$77,600,055	$4,336,168	$—	$—	$425,162	$80,770,447
High-Yield Fund	9,425,561	125,005	—	—	124,987	9,650,921
Inflation-Adjusted Bond Fund	40,693,182	747,113	—	—	—	41,339,258
Short Duration Fund	28,300,263	614,288	—	—	112,784	28,831,013
Short Duration Inflation Protection Bond Fund(3)	52,918,301	843,739	—	—	—	54,025,488
Core Equity Plus Fund	3,946,186	—	—	—	—	3,890,823
Equity Growth Fund	16,181,770	175,287	—	—	56,238	16,079,002
Growth Fund	16,277,691	2,216,346	—	—	—	18,029,504
Heritage Fund	6,649,207	193,418	—	—	—	6,529,966
Large Company Value Fund	32,708,184	129,852	2,224,450	15,455	129,852	30,262,059
Mid Cap Value Fund	20,847,762	53,193	—	—	53,193	20,737,325
NT Disciplined Growth Fund	3,978,433	—	—	—	—	3,914,714
Real Estate Fund	10,292,427	932,231	214,320	27,746	34,766	9,892,639
Small Company Fund	3,767,222	844,258	—	—	11,635	4,460,863
Global Bond Fund	32,371,806	706,911	—	—	—	32,760,741
International Bond Fund	32,912,117	1,147,928	—	—	—	32,609,927
U.S. Government Money Market Fund	22,124,371	2,533,371	—	—	2,518	24,657,742
	$410,994,538	$15,599,108	$2,438,770	$43,201	$951,135	$418,442,432

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2016

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.5%
Core Equity Plus Fund Investor Class	1,634,821	20,680,492
Equity Growth Fund Investor Class	2,815,246	79,474,396
Growth Fund Investor Class	2,441,134	69,914,072
Heritage Fund Investor Class	1,831,934	38,983,560
Large Company Value Fund Investor Class	9,202,336	83,373,167
Mid Cap Value Fund Investor Class	4,324,569	70,793,195
NT Disciplined Growth Fund Investor Class	1,574,823	15,480,513
Small Company Fund Investor Class	1,204,631	15,286,771
		393,986,166
Domestic Fixed Income Funds — 34.0%
Diversified Bond Fund Investor Class	20,116,144	220,472,933
High-Yield Fund Investor Class	4,886,343	27,705,567
Inflation-Adjusted Bond Fund Investor Class	6,347,159	75,721,602
Short Duration Inflation Protection Bond Fund Investor Class(2)	5,205,611	53,513,681
		377,413,783
International Fixed Income Funds — 13.0%
Global Bond Fund Investor Class	7,316,079	75,209,297
International Bond Fund Investor Class	5,389,862	69,098,034
		144,307,331
International Equity Funds — 11.7%
International Growth Fund Investor Class	5,311,335	58,106,010
NT Global Real Estate Fund Investor Class	2,660,244	25,245,715
NT International Small-Mid Cap Fund Investor Class	979,700	10,041,925
NT International Value Fund Investor Class	4,202,078	37,104,346
		130,497,996
Money Market Funds — 5.8%
U.S. Government Money Market Fund Investor Class	64,570,417	64,570,417
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,009,410,323)		1,110,775,693
OTHER ASSETS AND LIABILITIES†		16,097
TOTAL NET ASSETS — 100.0%		$1,110,791,790

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,028,691,705
Gross tax appreciation of investments	$91,761,443
Gross tax depreciation of investments	(9,677,455)
Net tax appreciation (depreciation) of investments	$82,083,988

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$20,974,760	$—	$—	$—	$—	$20,680,492
Equity Growth Fund	80,570,420	279,696	—	—	279,696	79,474,396
Growth Fund	67,306,488	4,502,021	—	—	—	69,914,072
Heritage Fund	41,081,083	—	174,693	(2,790)	—	38,983,560
Large Company Value Fund	86,805,342	349,369	2,879,150	(31,097)	349,369	83,373,167
Mid Cap Value Fund	71,170,205	181,592	—	—	181,592	70,793,195
NT Disciplined Growth Fund	15,732,485	—	—	—	—	15,480,513
Small Company Fund	15,863,959	48,997	—	—	48,997	15,286,771
Diversified Bond Fund	212,434,148	11,204,689	—	—	1,156,440	220,472,933
High-Yield Fund	27,411,263	358,953	346,157	5,844	358,901	27,705,567
Inflation-Adjusted Bond Fund	75,134,364	773,134	—	—	—	75,721,602
Short Duration Inflation Protection Bond Fund(3)	53,060,683	193,283	—	—	—	53,513,681
Global Bond Fund	74,946,099	992,920	—	—	—	75,209,297
International Bond Fund	70,599,515	1,584,676	—	—	—	69,098,034
International Growth Fund	56,906,703	2,205,670	—	—	—	58,106,010
NT Global Real Estate Fund	28,012,258	474,623	855,910	31,501	—	25,245,715
NT International Small-Mid Cap Fund	10,228,068	—	—	—	—	10,041,925
NT International Value Fund	34,415,656	1,653,781	—	—	—	37,104,346
U.S. Government Money Market Fund	58,493,332	6,077,085	—	—	6,566	64,570,417
	$1,101,146,831	$30,880,489	$4,255,910	$3,458	$2,381,561	$1,110,775,693

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2016

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.7%
Core Equity Plus Fund Investor Class	5,209,669	65,902,309
Equity Growth Fund Investor Class	6,604,631	186,448,745
Growth Fund Investor Class	4,793,480	137,285,260
Heritage Fund Investor Class	4,012,016	85,375,701
Large Company Value Fund Investor Class	16,492,565	149,422,639
Mid Cap Value Fund Investor Class	5,946,340	97,341,578
NT Disciplined Growth Fund Investor Class	3,317,938	32,615,330
Small Company Fund Investor Class	2,146,163	27,234,805
		781,626,367
Domestic Fixed Income Funds — 23.6%
Diversified Bond Fund Investor Class	19,626,554	215,107,029
High-Yield Fund Investor Class	9,988,928	56,637,223
Inflation-Adjusted Bond Fund Investor Class	8,248,073	98,399,516
Short Duration Inflation Protection Bond Fund Investor Class(2)	1,587,697	16,321,521
		386,465,289
International Equity Funds — 18.4%
Emerging Markets Fund Investor Class	7,125,567	64,130,103
International Growth Fund Investor Class	9,076,480	99,296,687
NT Global Real Estate Fund Investor Class	3,835,939	36,403,066
NT International Small-Mid Cap Fund Investor Class	2,336,587	23,950,011
NT International Value Fund Investor Class	8,874,390	78,360,865
		302,140,732
International Fixed Income Funds — 6.7%
Global Bond Fund Investor Class	7,922,885	81,447,258
International Bond Fund Investor Class	2,152,394	27,593,687
		109,040,945
Money Market Funds — 3.6%
U.S. Government Money Market Fund Investor Class	58,893,816	58,893,816
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,437,102,285)		1,638,167,149
OTHER ASSETS AND LIABILITIES†		86,855
TOTAL NET ASSETS — 100.0%		$1,638,254,004

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,480,865,930
Gross tax appreciation of investments	$173,241,322
Gross tax depreciation of investments	(15,940,103)
Net tax appreciation (depreciation) of investments	$157,301,219

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$66,840,050	$—	$—	$—	$—	$65,902,309
Equity Growth Fund	191,807,920	665,851	2,933,089	(146,990)	665,851	186,448,745
Growth Fund	137,934,150	3,188,266	—	—	—	137,285,260
Heritage Fund	89,588,318	—	—	—	—	85,375,701
Large Company Value Fund	161,622,846	639,720	11,265,853	(100,923)	639,720	149,422,639
Mid Cap Value Fund	97,859,973	249,691	—	—	249,691	97,341,578
NT Disciplined Growth Fund	33,146,199	—	—	—	—	32,615,330
Small Company Fund	28,060,948	286,451	—	—	86,668	27,234,805
Diversified Bond Fund	215,365,885	2,856,484	—	—	1,141,991	215,107,029
High-Yield Fund	56,196,162	741,372	992,157	(89,544)	741,267	56,637,223
Inflation-Adjusted Bond Fund	98,646,958	—	—	—	—	98,399,516
Short Duration Inflation Protection Bond Fund(3)	16,242,137	—	—	—	—	16,321,521
Emerging Markets Fund	69,360,617	—	7,718,166	239,253	—	64,130,103
International Growth Fund	101,021,218	—	—	—	—	99,296,687
NT Global Real Estate Fund	40,488,088	—	608,928	15,457	—	36,403,066
NT International Small-Mid Cap Fund	24,393,963	—	—	—	—	23,950,011
NT International Value Fund	76,142,268	—	—	—	—	78,360,865
Global Bond Fund	82,239,546	—	—	—	—	81,447,258
International Bond Fund	28,842,076	—	—	—	—	27,593,687
U.S. Government Money Market Fund	47,796,163	11,097,653	—	—	5,807	58,893,816
	$1,663,595,485	$19,725,488	$23,518,193	$(82,747)	$3,530,995	$1,638,167,149

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2016

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.2%
Core Equity Plus Fund Investor Class	3,924,268	49,641,996
Equity Growth Fund Investor Class	3,811,830	107,607,959
Growth Fund Investor Class	4,421,418	126,629,419
Heritage Fund Investor Class	3,710,740	78,964,538
Large Company Value Fund Investor Class	11,566,232	104,790,058
Mid Cap Value Fund Investor Class	3,892,450	63,719,398
NT Disciplined Growth Fund Investor Class	3,391,266	33,336,148
Small Company Fund Investor Class	1,638,025	20,786,534
		585,476,050
International Equity Funds — 25.4%
Emerging Markets Fund Investor Class	7,356,575	66,209,173
International Growth Fund Investor Class	8,022,419	87,765,267
NT Global Real Estate Fund Investor Class	3,360,492	31,891,066
NT International Small-Mid Cap Fund Investor Class	2,031,957	20,827,561
NT International Value Fund Investor Class	7,179,891	63,398,435
		270,091,502
Domestic Fixed Income Funds — 15.7%
Diversified Bond Fund Investor Class	5,975,137	65,487,506
High-Yield Fund Investor Class	9,918,147	56,235,891
Inflation-Adjusted Bond Fund Investor Class	2,801,367	33,420,302
Short Duration Inflation Protection Bond Fund Investor Class(2)	1,085,175	11,155,602
		166,299,301
International Fixed Income Funds — 3.1%
Global Bond Fund Investor Class	3,221,087	33,112,772
Money Market Funds — 0.6%
U.S. Government Money Market Fund Investor Class	6,245,802	6,245,802
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $913,564,524)		1,061,225,427
OTHER ASSETS AND LIABILITIES†		(5,665)
TOTAL NET ASSETS — 100.0%		$1,061,219,762

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$943,010,581
Gross tax appreciation of investments	$131,071,536
Gross tax depreciation of investments	(12,856,690)
Net tax appreciation (depreciation) of investments	$118,214,846

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$50,594,708	$—	$269,044	$(23,852)	$—	$49,641,996
Equity Growth Fund	115,376,857	395,283	6,515,995	(241,540)	395,283	107,607,959
Growth Fund	132,074,137	—	1,749,486	112,699	—	126,629,419
Heritage Fund	82,860,814	—	—	—	—	78,964,538
Large Company Value Fund	115,417,884	455,256	9,899,972	10,165	455,256	104,790,058
Mid Cap Value Fund	64,058,738	163,447	—	—	163,447	63,719,398
NT Disciplined Growth Fund	33,878,751	—	—	—	—	33,336,148
Small Company Fund	18,344,810	3,248,798	—	—	56,748	20,786,534
Emerging Markets Fund	72,393,654	—	8,565,903	468,116	—	66,209,173
International Growth Fund	89,289,527	—	—	—	—	87,765,267
NT Global Real Estate Fund	34,872,345	676,449	650,022	16,486	—	31,891,066
NT International Small-Mid Cap Fund	21,213,633	—	—	—	—	20,827,561
NT International Value Fund	61,603,462	—	—	—	—	63,398,435
Diversified Bond Fund	62,787,060	3,639,349	—	—	341,326	65,487,506
High-Yield Fund	55,619,083	735,448	776,017	(61,271)	735,342	56,235,891
Inflation-Adjusted Bond Fund	33,504,343	—	—	—	—	33,420,302
Short Duration Inflation Protection Bond Fund(3)	11,101,343	—	—	—	—	11,155,602
Global Bond Fund	33,434,880	—	—	—	—	33,112,772
U.S. Government Money Market Fund	2,698,538	3,547,264	—	—	532	6,245,802
	$1,091,124,567	$12,861,294	$28,426,439	$280,803	$2,147,934	$1,061,225,427

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2016

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.3%
Core Equity Plus Fund Investor Class	930,610	11,772,219
Equity Growth Fund Investor Class	1,043,754	29,465,184
Growth Fund Investor Class	1,163,976	33,336,282
Heritage Fund Investor Class	1,048,071	22,302,961
Large Company Value Fund Investor Class	2,961,791	26,833,826
Mid Cap Value Fund Investor Class	1,185,536	19,407,227
NT Disciplined Growth Fund Investor Class	1,006,223	9,891,171
Small Company Fund Investor Class	1,229,694	15,604,821
		168,613,691
International Equity Funds — 31.7%
Emerging Markets Fund Investor Class	1,932,974	17,396,769
International Growth Fund Investor Class	2,237,494	24,478,186
NT Global Real Estate Fund Investor Class	909,267	8,628,942
NT International Small-Mid Cap Fund Investor Class	709,551	7,272,895
NT International Value Fund Investor Class	2,314,927	20,440,808
		78,217,600
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $194,520,379)		246,831,291
OTHER ASSETS AND LIABILITIES†		50
TOTAL NET ASSETS — 100.0%		$246,831,341

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$207,846,944
Gross tax appreciation of investments	$42,379,018
Gross tax depreciation of investments	(3,394,671)
Net tax appreciation (depreciation) of investments	$38,984,347

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended October 31, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$12,121,989	$130,042	$335,127	$(22,090)	$—	$11,772,219
Equity Growth Fund	31,189,824	525,198	1,677,991	50,769	107,427	29,465,184
Growth Fund	33,139,448	1,647,861	499,422	16,384	—	33,336,282
Heritage Fund	23,478,454	267,226	324,660	18,574	—	22,302,961
Large Company Value Fund	29,200,095	429,376	2,331,305	173,467	114,217	26,833,826
Mid Cap Value Fund	19,721,395	251,741	418,525	(4,139)	50,315	19,407,227
NT Disciplined Growth Fund	10,230,787	107,556	285,820	849	—	9,891,171
Small Company Fund	16,514,237	217,738	512,567	(20,010)	51,005	15,604,821
Emerging Markets Fund	19,021,477	339,955	2,461,075	256,518	—	17,396,769
International Growth Fund	24,983,685	427,677	508,412	(8,010)	—	24,478,186
NT Global Real Estate Fund	7,771,647	1,728,900	132,972	4,905	—	8,628,942
NT International Small-Mid Cap Fund	7,544,653	52,809	180,433	12,811	—	7,272,895
NT International Value Fund	19,871,920	328,318	387,123	(52,674)	—	20,440,808
	$254,789,611	$6,454,397	$10,055,432	$427,354	$322,964	$246,831,291

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 29, 2016